INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other income or expenses, net (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products	$ (81,282)	$ 241,372	$ (1,114,996)	$ (2,718,633)
Expenses recovery	131,014	83,737	636,733	319,843
Others	315,275	(166,163)	869,110	159,498
Result of intangible sales	7,694,896		7,694,896
Total	$ 8,059,903	$ 158,946	$ 8,085,743	$ (2,239,292)